SCHEDULE OF COST FOR OPERATING LEASES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Operating Leases
Operating lease cost
Short-term lease cost	450	841
Total lease cost	$ 450	$ 841